Effects of changes in currency exchange rate (Details) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 519,175,929	$ 707,122,815	$ 618,154,016	$ 597,081,675
Other financial assets	9,927,288	11,899,281
Other non-financial assets	33,297,469	31,143,442
Trade and other current receivables	473,691,412	506,711,173
Accounts receivable from related parties	16,123,780	15,501,990
Inventories	424,300,960	459,384,555
Biological assets	16,709,078	16,883,106	14,764,284
Current tax assets	17,703,246	19,668,196
Non-current assets of disposal groups classified as held for sale	167,851	2,952,282
Current assets	1,511,097,013	1,771,266,840
Us Dollar [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	362,325,139	532,776,367	499,873,696
Other financial assets	898,611	3,783,635
Other non-financial assets	239,351	2,850,593
Trade and other current receivables	27,346,851	52,213,269
Accounts receivable from related parties	2,569,649	2,207,523
Current tax assets	3,003,778	2,199
Current assets	396,383,379	593,833,586
Euros [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	828,724	2,520,585
Other financial assets	141,785	26,092
Other non-financial assets	2,094	9,513,589
Trade and other current receivables	8,669,008	7,817,297
Accounts receivable from related parties	224,640	29,204
Current assets	9,866,251	19,906,767
Argentine Peso [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	7,862,580	30,548,903	19,758,284
Other non-financial assets	9,445,753	11,896,592
Trade and other current receivables	91,275,141	117,920,573
Accounts receivable from related parties	14,366	11,689
Inventories	53,347,246	81,521,039
Biological assets	3,146,796	3,303,205
Current tax assets	11,194,422	12,450,511
Non-current assets of disposal groups classified as held for sale	167,851	2,445,429
Current assets	176,454,155	260,097,941
Uruguayan Peso [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	4,205,400	2,136,790	2,635,618
Other non-financial assets	750,762	383,305
Trade and other current receivables	8,901,100	8,684,460
Inventories	3,700,371	3,990,906
Current tax assets	570,472	422,813
Current assets	18,128,105	15,618,274
Paraguayan Guarani [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	2,821,452	5,241,028	2,147,017
Other non-financial assets	993,894	803,828
Trade and other current receivables	19,525,499	15,086,724
Accounts receivable from related parties	4,046,996	4,790,036
Inventories	18,953,746	12,644,453
Current tax assets	375,672
Current assets	46,717,259	38,566,069
Bolivianboliviano [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	861,728	1,206,368
Other non-financial assets	260,678	773,051
Trade and other current receivables	3,604,480	3,385,594
Inventories	3,759,857	3,790,095
Current assets	8,486,743	9,155,108
Others Currencies [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	1,330,560	1,587,818	$ 792,382
Other financial assets	25,998	34,679
Other non-financial assets	42,664	78,410
Trade and other current receivables	2,723,829	2,061,280
Accounts receivable from related parties		101,438
Inventories	774,203	1,084,057
Current assets	4,897,254	4,947,682
Chilean Pesos [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	138,940,346	131,104,956
Other financial assets	1,217,147	822,288
Other non-financial assets	21,562,273	4,841,402
Trade and other current receivables	311,625,800	299,181,390
Accounts receivable from related parties	9,002,387	8,362,100
Inventories	343,765,537	356,354,005
Biological assets	13,562,282	13,579,901
Current tax assets	2,558,902	6,792,673
Non-current assets of disposal groups classified as held for sale		506,853
Current assets	842,234,674	821,545,568
Unidad De Fomento [Member]
IfrsStatementLineItems [Line Items]
Other financial assets	7,643,747	7,232,587
Other non-financial assets		2,672
Trade and other current receivables	19,704	360,586
Accounts receivable from related parties	265,742
Current assets	$ 7,929,193	$ 7,595,845